American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2019

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 87.3%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	69,744,140	77,742,593
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	115,330,791	128,222,899
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	76,980,129	88,875,560
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	66,997,074	75,284,180
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	48,903,435	62,573,824
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	29,997,612	36,163,082
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	30,212,220	40,323,601
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	21,455,153	28,060,338
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	30,670,632	40,423,993
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	74,966,776	77,921,198
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	50,604,005	51,217,292
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	88,246,865	104,148,867
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	48,849,501	50,703,101
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	19,135,957	20,524,516
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	8,557,274	9,477,599
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	3,783,916	4,208,703
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	26,417,238	26,662,852
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	22,258,900	22,213,955
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	196,075,650	195,984,975
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	29,099,675	29,059,091
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	267,016,155	267,018,809
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(1)	72,098,812	73,104,215
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	112,496,820	114,894,928
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	49,095,687	49,396,189
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	90,961,780	91,786,861
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	58,816,214	60,026,469
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	90,542,144	93,337,296
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	13,956,670	14,004,106
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,065,340	1,081,786
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	21,566,205	22,004,367
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	25,821,180	26,496,266
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	35,369,400	37,220,939
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	60,130,440	63,873,388
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	111,067,920	112,186,361
TOTAL U.S. TREASURY SECURITIES (Cost $2,073,375,113)		2,196,224,199
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	7,100,000	7,618,190
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	8,000,000	8,448,288
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	6,575,000	6,861,199
Commercial Mortgage Pass-Through Certificates, Series 2019-GC44, Class AM, 3.26%, 8/15/57	22,500,000	22,802,333
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/10/48	4,500,000	4,804,770
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	6,500,000	6,821,980
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	7,165,000	7,220,123

JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	5,000,000	5,261,638
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	5,700,000	5,812,113
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,600,000	6,711,179
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	5,000,000	5,250,702
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	6,500,000	6,780,924
UBS Commercial Mortgage Trust, Series 2019-C17, Class AS, 3.20%, 10/15/52	7,279,000	7,329,947
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $100,714,144)		101,723,386
ASSET-BACKED SECURITIES — 2.3%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	2,777,204	2,780,625
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,811,446	1,806,718
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	1,303,794	1,303,467
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	1,225,164	1,223,833
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	11,492,775	11,721,228
Towd Point Mortgage Trust, Series 2017-2, Class A2, VRN, 3.25%, 4/25/57(2)	12,695,000	12,990,382
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	5,000,000	5,101,397
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	3,507,631	3,552,343
Towd Point Mortgage Trust, Series 2019-2, Class M1, VRN, 3.75%, 12/25/58(2)	12,500,000	13,019,005
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	5,411,310	5,411,627
TOTAL ASSET-BACKED SECURITIES (Cost $58,861,326)		58,910,625
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	324,936	342,798
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	460,222	473,483
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	1,117,821	1,128,807
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	387,460	389,846
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,069,024	1,096,557
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	6,285,000	6,360,965
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	1,298,787	1,299,832
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	3,161,515	3,248,352
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.53%, (1-month LIBOR plus 0.74%), 9/25/34	1,068,747	1,059,018
Towd Point Mortgage Trust, Series 2019-4, Class A1, VRN, 2.90%, 10/25/59(2)	10,340,640	10,406,787
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	593,754	608,127
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	310,753	311,327
		26,725,899
U.S. Government Agency Collateralized Mortgage Obligations — 1.2%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.04%, (1-month LIBOR plus 3.25%), 5/25/25	4,900,000	5,161,934
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29	20,500,000	22,450,899
FNMA, Series 2014-C02, Class 1M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	2,162,804	2,253,796
		29,866,629
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,032,014)		56,592,528
COLLATERALIZED LOAN OBLIGATIONS — 1.0%
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class B1, VRN, 3.66%, (3-month LIBOR plus 1.90%), 1/20/33(2)	10,250,000	10,262,812
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(2)	6,000,000	6,021,874
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 2.96%, (3-month LIBOR plus 0.96%), 4/16/31(2)	5,250,000	5,206,368
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.04%, (3-month LIBOR plus 1.07%), 10/20/28(2)	4,500,000	4,501,714
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $26,000,000)		25,992,768

CORPORATE BONDS — 0.2%
Diversified Consumer Services†
Leland Stanford Junior University (The), 3.46%, 5/1/47	490,000	523,410
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA, 5.125%, 1/15/28(2)	3,000,000	3,154,072
TOTAL CORPORATE BONDS (Cost $3,490,000)		3,677,482
TEMPORARY CASH INVESTMENTS — 3.7%
Credit Agricole Corporate and Investment Bank, 1.56%, 1/2/20(2)(3)	33,261,000	33,258,175
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $50,164,694), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $49,110,439)		49,106,756
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $11,151,491), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $10,930,395)		10,930,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	28,702	28,702
TOTAL TEMPORARY CASH INVESTMENTS (Cost $93,325,045)		93,323,633
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $2,410,797,642)		2,536,444,621
OTHER ASSETS AND LIABILITIES — (0.8)%		(19,618,343)
TOTAL NET ASSETS — 100.0%		$2,516,826,278

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	1,110	March 2020	$222,000,000	$239,205,000	$(158,590)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.62%	10/17/24	$27,000,000	$(689)	$340,578	$339,889
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(734)	267,324	266,590
CPURNSA	Receive	1.79%	10/16/29	$17,500,000	(698)	331,252	330,554
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(750)	453,748	452,998
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(538)	49,995	49,457
CPURNSA	Receive	1.98%	8/1/29	$32,000,000	(810)	(56,261)	(57,071)
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(729)	247,394	246,665
					$(4,948)	$1,634,030	$1,629,082

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.62%	3/18/20	$50,000,000	$(5,328,067)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$12,800,000	272,994
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	(618,173)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(1,070,578)
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$39,000,000	9,046
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(1,698,555)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(769,828)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(1,062,261)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(5,660,550)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(4,814,565)
						$(20,740,537)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $29,869,408.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $150,163,026, which represented 6.0% of total net assets. Of these securities, 0.5% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,196,224,199	—
Commercial Mortgage-Backed Securities	—	101,723,386	—
Asset-Backed Securities	—	58,910,625	—
Collateralized Mortgage Obligations	—	56,592,528	—
Collateralized Loan Obligations	—	25,992,768	—
Corporate Bonds	—	3,677,482	—
Temporary Cash Investments	28,702	93,294,931	—
	28,702	2,536,415,919	—
Other Financial Instruments
Swap Agreements	—	1,968,193	—

Liabilities
Other Financial Instruments
Futures Contracts	158,590	—	—
Swap Agreements	—	21,079,648	—
	158,590	21,079,648	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.